Investments and associates (Schedule of Changes in Investment) (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013	Dec. 31, 2012		Mar. 15, 2013
Changes in Investment [Roll Forward]
Beginning balance	€ 943,954		€ 278
40.08% investment in ASMPT March 15, 2013			1,381,310
Result investments and associates	61,150		23,727
Other comprehensive income investments and associates	(2,179)		480
Amortization recognized (in)tangible assets	(22,517)		(16,848)
Fair value changes related to inventories and tax losses			(39,807)
Impairment			(335,406)
Dividends	(19,974)		(10,171)
Dilution ASMPT share	3,561		3,587
Allocation equity component convertible bonds	9,947	[1]
Foreign currency translation effect	118,155		(63,196)
Ending balance	1,092,097		943,954
Levitech B V [Member]
Changes in Investment [Roll Forward]
Beginning balance	278	[2]		278	[2]
Result investments and associates	(278)	[2]
Ending balance	0	[2]		278	[2]
Non-consolidated ownership percentage	20.00%
Asm Pacific Technology Ltd [Member]
Changes in Investment [Roll Forward]
Beginning balance	943,676		0
40.08% investment in ASMPT March 15, 2013			1,381,310
Result investments and associates	61,428		23,727
Other comprehensive income investments and associates	(2,179)		480
Amortization recognized (in)tangible assets	(22,517)		(16,848)
Fair value changes related to inventories and tax losses			(39,807)
Impairment			(335,406)
Dividends	(19,974)		(10,171)
Dilution ASMPT share	3,561		3,587
Allocation equity component convertible bonds	9,947	[1]
Foreign currency translation effect	118,155		(63,196)
Ending balance	1,092,097		943,676
Non-consolidated ownership percentage	39.75%		39.94%			40.08%	[3]
Net Equity Share [Member] | Asm Pacific Technology Ltd [Member]
Changes in Investment [Roll Forward]
Beginning balance	264,384		0
40.08% investment in ASMPT March 15, 2013			255,701
Result investments and associates	61,428		23,727
Other comprehensive income investments and associates	(2,179)		480
Dividends	(19,974)		(10,171)
Dilution ASMPT share	3,561		3,587
Allocation equity component convertible bonds	9,947	[1]
Foreign currency translation effect	28,179		(8,940)
Ending balance	345,346		264,384
Other Intangible Assets and Fair Value Changes [Member] | Asm Pacific Technology Ltd [Member]
Changes in Investment [Roll Forward]
Beginning balance	161,531		0
40.08% investment in ASMPT March 15, 2013			227,010
Amortization recognized (in)tangible assets	(22,517)		(16,848)
Fair value changes related to inventories and tax losses			(39,807)
Foreign currency translation effect	19,830		(8,824)
Ending balance	158,844		161,531
Goodwill [Member] | Asm Pacific Technology Ltd [Member]
Changes in Investment [Roll Forward]
Beginning balance	517,761		0
40.08% investment in ASMPT March 15, 2013			898,599
Impairment			(335,406)
Foreign currency translation effect	70,146		(45,432)
Ending balance	€ 587,907		€ 517,761

[1]	In 2014 convertible bonds were issued by ASMPT that containing both liability and conversion option components. These components are classified separately into respective items on initial recognition in accordance with the substance of the contractual arrangements and the definitions of a financial liability and an equity instrument. The conversion option classified as equity is determined by deducting the amount of the liability component from the fair value of the compound instrument as a whole. This is recognized and included in equity, net of income tax effects, and is not subsequently remeasured. In addition, the conversion option classified as equity will remain in equity until the conversion option is exercised.
[2]	Investments reflects the net equity value of the interest in Levitech BV resulting from the management buy-out in 2009 of the RTP business. ASM International NV obtained a 20% interest in Levitech BV. This value has been reduced in 2014 due to (start-up) losses of Levitech caused by the introduction of their advanced products in the market.
[3]	The accounts of ASM Pacific Technology Ltd were consolidated till March 15, 2013. On that date ASM International sold a 11.88% share in ASM Pacific Technology Ltd resulting in a cease of its control and a subsequent deconsolidation of its 40.08% associate. This shareholding diluted in December 2013 as a result of the issuance of shares to 39.94%, and in 2014 to 39.75%.